Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 135,343	$ 8,905
Restricted cash, current	3,813	5,717
Accounts receivable, net	56,093	80,428
Prepaid expenses and other current assets	6,754	11,166
Current assets held for sale from discontinued operations	0	20,292
Total current assets	202,003	126,508
Restricted cash, non-current	4,294	5,395
Property and equipment, net	3,084	3,162
Internal-use software development costs, net	11,425	6,948
Intangible assets, net	297,001	371,661
Goodwill	82,407	82,407
Operating lease right-of-use assets	4,732	6,484
Other non-current assets	524	2,822
Assets held for sale from discontinued operations	0	555,069
Total assets	605,470	1,160,456
Current liabilities:
Accounts payable	9,499	6,707
Accrued expenses and other current liabilities	59,314	85,780
Operating lease liabilities, current	2,333	2,149
Debt, net	15,271	15,021
Current liabilities held for sale from discontinued operations	0	101,418
Total current liabilities	86,417	211,075
Operating lease liabilities, non-current	3,582	5,875
Long-term debt, net	334,232	399,504
Warrant liability	2,688	7,798
Deferred tax liability	8,307	29,396
Other liabilities	929	1,661
Liabilities held for sale from discontinued operations	0	34,476
Total liabilities	436,155	689,785
Commitments and contingencies (Note 10)
STOCKHOLDERS’ EQUITY / MEMBERS’ DEFICIT
Additional paid-in capital	843,112	831,566
Accumulated deficit	(707,662)	(439,296)
Accumulated other comprehensive loss	(181)	(260)
Total stockholders' equity attributable to System1, Inc.	135,278	392,021
Non-controlling interest	34,037	78,650
Total stockholders' equity	169,315	470,671
Total liabilities and stockholders' equity	605,470	1,160,456
Class A common stock
STOCKHOLDERS’ EQUITY / MEMBERS’ DEFICIT
Common stock value	7	9
Class C common stock
STOCKHOLDERS’ EQUITY / MEMBERS’ DEFICIT
Common stock value	$ 2	$ 2